Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	3 Months Ended
Sep. 30, 2017
Successor
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of InvestView, Inc., and our wholly owned subsidiaries, Wealth Generators, LLC, Investment Tools & Training, LLC, Razor Data Corp., and SAFE Management, LLC. All significant, intercompany transactions and balances have been eliminated in consolidation.